SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Jul. 30, 2010	Sep. 29, 2012		Oct. 01, 2011	Sep. 29, 2012		Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Accounts receivable, allowances		$ 3,621,000			$ 3,621,000			$ 3,883,000	$ 5,294,000
Inventories [Abstract]
Inventory reserves balance		7,200,000			7,200,000			6,300,000	7,200,000
Decrease (increase) in inventory reserve					(900,000)			1,400,000
Property and Equipment [Line Items]
Depreciation expense								27,300,000	33,600,000	36,600,000
Sale of assets	2,500,000
Proceeds from sale of assets	1,900,000				186,000		48,000	102,000	2,032,000	81,000
Remaining recorded note receivable due	600,000
Loss on sale of assets									100,000
Long Lived Assets [Abstract]
Asset impairment charges								200,000
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization		24,700,000			24,700,000			26,500,000	20,600,000
Liquidity [Abstract]
Aggregate indebtedness		1,002,770,000			1,002,770,000			961,670,000	894,163,000
Contractual availability under the ABL facility								151,200,000
Borrowing base availability reflecting of ABL borrowings								69,900,000
Additional amount reflecting		55,000,000			55,000,000			55,000,000
Letters of credit and priority payable reserves								6,300,000
Foreign Currency [Abstract]
Gain from foreign currency transactions		100,000		100,000	264,000		466,000	492,000	510,000	475,000
Currency translation					1,000,000			(691,000)	1,639,000	4,709,000
Concentration of Credit Risk [Abstract]
Concentration of sales to largest customer (in hundredths)								9.40%	9.00%	9.20%
Foreign currency translation [Roll Forward]
Foreign currency translation, beginning balance					5,052,000		5,743,000	5,743,000	4,104,000	(605,000)
Net current period change					1,000,000			(691,000)	1,639,000	4,709,000
Foreign currency translation, ending balance								5,052,000	5,743,000	4,104,000
Minimum pension liability adjustments [Roll Forward]
Minimum pension liability adjustments,, beginning balance					(11,120,000)		(4,520,000)	(4,520,000)	(3,780,000)	(4,938,000)
Net current period change								(6,600,000)	(740,000)	1,158,000
Minimum pension liability adjustments, ending balance								(11,120,000)	(4,520,000)	(3,780,000)
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income, beginning balance					(6,068,000)		1,223,000	1,223,000	324,000	(5,543,000)
Net current period change								(7,291,000)	899,000	5,867,000
Accumulated other comprehensive income, ending balance		(5,129,000)			(5,129,000)			(6,068,000)	1,223,000	324,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,037,550,000			1,037,550,000			829,188,000	935,125,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								132,188,000	159,375,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		876,750,000			876,750,000			697,000,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									775,750,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,000,000,000	[1]		1,000,000,000	[1]		950,000,000	875,000,000
Carrying Value [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								150,000,000	150,000,000
Carrying Value [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		840,000,000	[1]		840,000,000	[1]		800,000,000
Carrying Value [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									725,000,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,037,550,000			1,037,550,000			829,188,000	935,125,000
Fair Value Total [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								132,188,000	159,375,000
Fair Value Total [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		876,750,000			876,750,000			697,000,000
Fair Value Total [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									$ 775,750,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life					10 years			10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life					37 years			37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life					3 years			3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life					15 years			15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description					Term of lease or useful life, whichever is shorter			Term of lease or useful life, whichever is shorter

[1]	Carrying values exclude unamortized discounts for long-term debt